UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10503

Name of Fund:   BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 98.2%
Corporate — 1.0%
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/18	$500	$527,875
County/City/Special District/School District — 37.8%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/17	400	412,092
City of New York New York, GO, Refunding, Series A, 5.00%, 8/01/18	500	536,795
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/18 (a)	5,000	5,312,300
Sub-Series H-2, 5.00%, 6/01/20	3,470	3,960,033
City of New York New York Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 5.00%, 1/15/23	1,400	1,474,256
City of Rochester New York, GO, Refunding, Series I, 4.00%, 8/15/18	2,000	2,114,240
County of Erie New York Industrial Development Agency, GO:
Series A, 5.00%, 9/15/18	350	377,104
Series B, 5.00%, 6/01/18	1,000	1,066,390
Haverstraw-Stony Point Central School District, GO, Refunding, 4.00%, 10/15/18	1,000	1,062,290
New York State Dormitory Authority, RB:
General Purpose, Series E, 5.00%, 8/15/19	1,500	1,672,560
School Districts Financing Program, Series C, 4.00%, 10/01/18	535	567,405
New York State Dormitory Authority, Refunding RB, 3rd General Resolution, State University Educational Facilities, 4.00%, 5/15/18	1,000	1,050,390

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Owego Apalachin Central School District, GO, Refunding (AGM), 4.00%, 6/15/18	$1,015	$1,063,365

		20,669,220
Education — 12.8%
City of New York New York Transitional Finance Authority, Refunding RB, Subordinate, Future Tax Secured, Series B, 5.00%, 2/01/20	2,000	2,267,100
County of Tompkins New York Development Corp., Refunding RB, Ithaca College, 4.00%, 7/01/18	500	525,275
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series ALRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/21	250	288,537
New York State Dormitory Authority, RB, Pratt Institute, Series C (AGC), 5.00%, 7/01/19 (a)	600	666,558
New York State Dormitory Authority, Refunding RB:
Mental Health Service, 5.00%, 8/15/18 (a)	5	5,386
Pratt Institute, Series A, 4.00%, 7/01/18	310	325,450
Series A, 3.00%, 7/01/18	1,300	1,347,827
Teachers College, Series A, 5.00%, 7/01/17	200	206,120
Teachers College, Series A, 5.00%, 7/01/18	250	267,373
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A (a):
5.00%, 6/01/18	600	641,058
5.00%, 6/01/19	400	442,764

		6,983,448
Health — 9.6%
Nassau Health Care Corp., Refunding RB, VRDN, Sub-Series B-1 (TD Bank NA LOC), 0.80%, 8/01/29 (b)	1,700	1,700,000

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
New York State Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home, 2.50%, 7/01/18	$1,890	$1,918,596
North Shore Long Island Jewish, Series A, 5.00%, 5/01/18	615	653,105
North Shore Long Island Jewish, Series A, 4.00%, 5/01/19	250	267,418
North Shore Long Island Jewish, Series A, 5.00%, 5/01/19	650	713,518

		5,252,637
Housing — 2.6%
New York State Dormitory Authority, Refunding RB, State University Educational Facilities, Series A, 5.88%, 5/15/17	65	67,012
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 12/15/22	500	545,995
New York State Urban Development Corp., Refunding RB, Series D, 5.50%, 1/01/19	750	826,043

		1,439,050
State — 8.2%
New York State Dormitory Authority, RB, General Purpose, Series A, 5.00%, 3/15/18	1,500	1,591,155
New York State Dormitory Authority, Refunding LRB, Municipal Health Facilities, 4.00%, 5/15/18	550	575,207
State of New York, GO, Series E, 5.00%, 12/15/20	2,000	2,339,900

		4,506,262
Tobacco — 1.3%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
4.00%, 6/01/17	350	357,795

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (continued)
Chautauqua Tobacco Asset Securitization Corp., Refunding RB (continued):
4.00%, 6/01/18	$350	$367,706

		725,501
Transportation — 18.1%
Metropolitan Transportation Authority, Refunding RB:
Series C, 5.00%, 11/15/18	1,965	2,134,619
Series F, 4.00%, 11/15/18	300	319,332
New York State Thruway Authority, RB, Transportation, Series A, 5.00%, 9/15/18 (c)	1,750	1,891,662
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	300	340,455
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/18	900	975,429
193rd Series, 4.00%, 10/15/18	1,000	1,059,120
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series B, 4.00%, 11/15/18	3,000	3,193,320

		9,913,937
Utilities — 6.8%
Long Island Power Authority, Refunding RB, Series A, 5.25%, 4/01/21	1,000	1,091,130
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2012, Series FFResolution, Fiscal 2012, Series FF, 5.00%, 6/15/20	2,000	2,293,840

2	BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH)

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB, Water System, Series 2012, 4.00%, 4/01/18	$300	$312,108

		3,697,078
Total Municipal Bonds in New York		53,715,008

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	140	154,118

Municipal Bonds	Par (000)	Value
U.S. Virgin Islands — 1.1%
State — 1.1%
Virgin Islands Public Finance Authority, RB, Series A, 5.00%, 10/01/16	$630	$630,050
Total Municipal Bonds — 99.6%		54,499,176
Total Investments (Cost — $53,149,237*) — 99.6%		54,499,176
Other Assets Less Liabilities — 0.4%		209,799

Net Assets — 100.0%		$54,708,975

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$53,149,237

Gross unrealized appreciation	$1,354,753
Gross unrealized depreciation	(4,814)

Net unrealized appreciation	$1,349,939

Notes to Schedule of Investments

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

•	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BIF New York Municipal Money Fund	664,307	(664,307)	—	—	$115
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	—	—	—	229
Total				—	$344

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH)

AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
GO	General Obligation Bonds
LOC	Letter of Credit
LRB	Lease Revenue Bonds
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or nontransferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

4	BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock New York Municipal 2018 Term Trust (BLH)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$54,499,176	—	$54,499,176
[1] See above Schedule of Investments for values in each sector.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank overdrafts of $353,221 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal 2018 Term Trust

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal 2018 Term Trust

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock New York Municipal 2018 Term Trust

Date: November 22, 2016